RELATED PARTY TRANSACTIONS (Details 2) - USD ($)	Mar. 31, 2018	Mar. 31, 2017
Advances From Affiliate [Line Items]
Advances From The Affiliate Of General Partner	$ 220,238	$ 481,167
Series Twenty [Member]
Advances From Affiliate [Line Items]
Advances From The Affiliate Of General Partner	0	0
Series Twenty One [Member]
Advances From Affiliate [Line Items]
Advances From The Affiliate Of General Partner	0	0
Series Twenty Two [Member]
Advances From Affiliate [Line Items]
Advances From The Affiliate Of General Partner	0	0
Series Twenty Three [Member]
Advances From Affiliate [Line Items]
Advances From The Affiliate Of General Partner	0	0
Series Twenty Four [Member]
Advances From Affiliate [Line Items]
Advances From The Affiliate Of General Partner	0	0
Series Twenty Five [Member]
Advances From Affiliate [Line Items]
Advances From The Affiliate Of General Partner	0	0
Series Twenty Six [Member]
Advances From Affiliate [Line Items]
Advances From The Affiliate Of General Partner	0	0
Series Twenty Seven [Member]
Advances From Affiliate [Line Items]
Advances From The Affiliate Of General Partner	0	0
Series Twenty Eight [Member]
Advances From Affiliate [Line Items]
Advances From The Affiliate Of General Partner	0	0
Series Twenty Nine [Member]
Advances From Affiliate [Line Items]
Advances From The Affiliate Of General Partner	0	0
Series Thirty [Member]
Advances From Affiliate [Line Items]
Advances From The Affiliate Of General Partner	0	0
Series Thirty One [Member]
Advances From Affiliate [Line Items]
Advances From The Affiliate Of General Partner	0	0
Series Thirty Two [Member]
Advances From Affiliate [Line Items]
Advances From The Affiliate Of General Partner	0	0
Series Thirty Three [Member]
Advances From Affiliate [Line Items]
Advances From The Affiliate Of General Partner	0	0
Series Thirty Four [Member]
Advances From Affiliate [Line Items]
Advances From The Affiliate Of General Partner	0	0
Series Thirty Five [Member]
Advances From Affiliate [Line Items]
Advances From The Affiliate Of General Partner	0	0
Series Thirty Six [Member]
Advances From Affiliate [Line Items]
Advances From The Affiliate Of General Partner	0	0
Series Thirty Seven [Member]
Advances From Affiliate [Line Items]
Advances From The Affiliate Of General Partner	0	0
Series Thirty Eight [Member]
Advances From Affiliate [Line Items]
Advances From The Affiliate Of General Partner	0	0
Series Thirty Nine [Member]
Advances From Affiliate [Line Items]
Advances From The Affiliate Of General Partner	0	220,455
Series Forty [Member]
Advances From Affiliate [Line Items]
Advances From The Affiliate Of General Partner	0	0
Series Forty One [Member]
Advances From Affiliate [Line Items]
Advances From The Affiliate Of General Partner	0	0
Series Forty Two [Member]
Advances From Affiliate [Line Items]
Advances From The Affiliate Of General Partner	0	0
Series Forty Three [Member]
Advances From Affiliate [Line Items]
Advances From The Affiliate Of General Partner	0	0
Series Forty Four [Member]
Advances From Affiliate [Line Items]
Advances From The Affiliate Of General Partner	220,238	206,053
Series Forty Five [Member]
Advances From Affiliate [Line Items]
Advances From The Affiliate Of General Partner	0	54,659
Series Forty Six [Member]
Advances From Affiliate [Line Items]
Advances From The Affiliate Of General Partner	$ 0	$ 0